UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09703______

                              BCT Subsidiary, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President BCT Subsidiary, Inc. 40 East 52nd Street, New York, NY 10022
Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___October 31, 2007
Date of reporting period:__January 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2007
BCT Subsidiary, Inc.
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			LONG-TERM INVESTMENTS—28.1%
			Mortgage Pass-Through Securities—1.1%
			Federal National Mortgage Assoc.,
	$ 359		5.50%, 1/01/17-2/01/17	$357,971
	15		6.50%, 7/01/29	15,272
			Total Mortgage Pass-Through Securities	373,243
			Agency Multiple Class Mortgage Pass-Through Securities—6.0%
			Federal Home Loan Mortgage Corp.,
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	1,998,692
	81		Ser. 2564, Class NC, 5.00%, 2/15/33	73,597
	39	[2]	Government National Mortgage Assoc., REMIC Trust 2000, Ser. 16, Class FD, 5.97%, 12/16/27	39,312
			Total Agency Multiple Class Mortgage Pass-Through Securities	2,111,601
			Inverse Floating Rate Mortgage Securities—1.5%
AAA	148	[2]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 4.19%, 11/25/23	150,945
			Federal Home Loan Mortgage Corp.,
	70	[2]	Ser. 1425, Class SB, 7.949%, 12/15/07	69,621
	4	[2]	Ser. 1506, Class S, 9.671%, 5/15/08	4,189
	81	[2]	Ser. 1515, Class S, 8.709%, 5/15/08	81,727
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	69,989
	18	[2]	Ser. 1661, Class SB, 8.788%, 1/15/09	18,507
			Federal National Mortgage Assoc.,
	21	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	21,178
	36	[2]	Ser. 187, Class SB, 11.749%, 10/25/07	36,658
	74	[2]	Ser. 214, Class SH, 4.359%, 12/25/08	73,329
			Total Inverse Floating Rate Mortgage Securities	526,143
			Interest Only Mortgage-Backed Securities—3.2%
			Federal Home Loan Mortgage Corp.,
	48		Ser. 1645, Class IB, 5.50%, 9/15/08	210
	1,956		Ser. 2523, Class EH, 5.50%, 4/15/20	150,692
	493		Ser. 2633, Class PI, 4.50%, 3/15/12	10,228
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	255,716
	921		Ser. 2775, Class UB, 5.00%, 12/15/17	13,753
	2,068		Ser. 2976, Class KI, 5.50%, 11/15/34	257,352
			Federal National Mortgage Assoc.,
	1		Ser. 8, Class HA, 1,199.999%, 1/25/08	2,888
	1,411		Ser. 13, Class IG, 5.00%, 10/25/22	61,421
	3		Ser. 49, Class L, 444.9167%, 4/25/13	25,766
	—		Ser. 51, Class K, 1,006.50%, 4/25/07	363
	8,861		Ser. 70, Class ID, 5.00%, 4/25/22	288,398
	3	[2]	Ser. 174, Class S, 96.976%, 9/25/22	11,588
	—		Ser. G-21, Class L, 949.50%, 7/25/21	7,998
NR	14,099	[2]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	31,467
			Total Interest Only Mortgage-Backed Securities	1,117,840
			Principal Only Mortgage-Backed Security—0.1%
Aaa	19	[3]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%,10/23/17	17,454
			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,4,5]	Ser. 2, 8.24%, 12/15/07	57
NR	629	[2,4,5]	Ser. 3, 8.724%, 4/15/07	63
			Total Asset-Backed Securities	143
			Corporate Bonds—3.3%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	100,125
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,058,486
			Total Corporate Bonds	1,158,611

1

BCT Subsidiary, Inc. (continued)
(Percentage of Net Assets)

	Principal
	Amount
Rating[1]	(000)		Description	Value
			U.S. Government and Agency Securities—7.0%
			U.S. Treasury Notes,
	$ 2,000		6.00%, 8/15/09	$2,052,110
	385		6.625%, 5/15/07	386,579
			Total U.S. Government and Agency Securities	2,438,689
			Taxable Municipal Bonds—5.9%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	544,920
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	519,500
AAA	500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	510,635
AAA	500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	505,600
			Total Taxable Municipal Bonds	2,080,655
			Total Long-Term Investments (cost $10,105,628)	9,824,379
			SHORT-TERM INVESTMENT—71.7%
			U.S. Government and Agency Discount Note—71.7%
	25,100	[7]	Federal Home Loan Bank Discount Notes, 5.001%, 2/01/07 (cost $25,100,000)	25,100,000
			Total Investments—99.8% (cost $35,205,6288)	$ 34,924,379
			Other assets in excess of liabilities—0.2%	81,782

			Net Assets—100%	$35,006,161

[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Variable rate security. Rate shown is interest rate as of January 31, 2007.

[3]	Rate shown is effective yield as of January 31, 2007 of the underlying collateral.

[4]	Illiquid security. As of January 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $143, in these securities.

[5]	Security is fair valued.

[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

[7]	Rate shown is the yield to maturity as of the date of purchase.

[8]

Cost for federal income tax purposes is $35,205,628. The net unrealized depreciation on a tax basis is $281,249, consisting of $407,823 gross unrealized appreciation and $689,072 gross unrealized depreciation.

KEY TO ABBREVIATIONS
REMIC — Real Estate Mortgage Investment Conduit

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BCT Subsidiary, Inc.

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 28, 2007

By: /s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: March 28, 2007